OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Current Assets
OTHER CURRENT ASSETS
NOTE 4 – OTHER CURRENT ASSETS

Other current assets consist of the following:
	June 30, 2013	December 31, 2012
Prepaid research and development costs	$1,686,254	$189,375
Deferred financing costs	1,051,988	-0-
Prepaid consulting	541,936	432,216
Other receivables-related party (Note 12)	171,261	-0-
Prepaid insurance	125,266	127,403
Other prepaid costs	30,578	-0-
Prepaid guaranty costs	-0-	2,944
TOTAL OTHER CURRENT ASSETS	$3,607,283	$751,938

NOTE 5 – OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31,
	2012	2011
Prepaid consulting	$432,216	$95,962
Deposits with vendors	189,375	300,503
Prepaid insurance	127,403	52,611
Prepaid guaranty costs	2,944	46,984
TOTAL OTHER CURRENT ASSETS	$751,938	$496,060

NOTE F – OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31,
	2011	2010
Deposits with vendors	$300,503	$-0-
Prepaid consulting	95,962	-0-
Prepaid insurance	52,611	6,292
Prepaid guaranty costs	46,984	-0-
TOTAL OTHER CURRENT ASSETS	$496,060	$6,292